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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number: ___________
   This Amendment (Check only one.): [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brookside Capital Management, LLC*
Address: John Hancock Tower
         200 Clarendon Street
         Boston, Massachusetts 02116

Form 13F File Number: 28-06625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William E. Pappendick IV
Title:   Managing Director
Phone:   (617) 516-2000

Signature, Place, and Date of Signing:

/s/William E. Pappendick IV               Boston, MA               05/15/2013
---------------------------              -------------             ----------
        [Signature]                      [City, State]               [Date]

* Brookside Capital Management, LLC is the general partner of Brookside Capital Investors, L.P., which is the general partner of Brookside Capital Partners Fund, L.P. Brookside Capital Management, LLC is also the general partner of Brookside Capital Investors II, L.P., which is the general partner of Brookside Capital Trading Fund, L.P.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                4
                                              ----------

Form 13F Information Table Entry Total:           43
                                              ----------

Form 13F Information Table Value Total:        4,537,137
                                              ----------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number                   Name
---  --------------------                   ----

1    28-06924               Brookside Capital Investors, L.P.

2    28-06946               Brookside Capital Partners Fund, L.P.

3    28-13491               Brookside Capital Trading Fund, L.P.

4    28-13492               Brookside Capital Investors II, L.P.

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                       Brookside Capital Management, LLC
                   Form 13F Information Table as of 03/31/13

                                                             Market                                  Voting Authority
                                                           Value Long            Invesment   Other   ----------------
NAME OF ISSUER                   Title of Class    Cusip     x1000      SHARES   Discretion Managers Sole Shared None
--------------                  ---------------- --------- ---------- ---------- ---------- -------- ---- ------ ----
AUTOZONE INC                    COM               53332102    175,590    442,549                      X
BRIGHTCOVE INC                  COM              10921T101      3,229    520,006                      X
BUFFALO WILD WINGS INC          COM              119848109     30,735    351,100                      X
CBS CORP NEW                    CL B             124857202    106,760  2,286,578                      X
CITRIX SYS INC                  COM              177376100    102,727  1,423,795                      X
CTRIP COM INTL LTD              AMERICAN DEP SHS 22943F100     34,755  1,625,606                      X
DOLLAR GEN CORP NEW             COM              256677105    272,488  5,387,276                      X
E M C CORP MASS                 COM              268648102    146,897  6,148,872                      X
EXPRESS SCRIPTS HLDG CO         COM              30219G108    226,509  3,931,082                      X
FEDEX CORP                      COM              31428X106    115,929  1,180,539                      X
FORTINET INC                    COM              34959E109     16,736    706,756                      X
GILEAD SCIENCES INC             COM              375558103    150,130  3,067,644                      X
GOOGLE INC                      CL A             38259P508    108,804    137,000                      X
HCA HOLDINGS INC                COM              40412C101     87,244  2,147,274                      X
HOME INNS & HOTELS MGMT INC     SPON ADR         43713W107     36,392  1,221,604                      X
IDENIX PHARMACEUTICALS INC      COM              45166R204     44,834 12,664,950                      X
KINDER MORGAN INC DEL           *W EXP 05/25/201 49456B119    105,505 20,526,185                      X
LAMAR ADVERTISING CO            CL A             512815101     57,938  1,192,637                      X
MEAD JOHNSON NUTRITION CO       COM              582839106    237,842  3,070,909                      X
MEDIVATION INC                  COM              58501N101     66,562  1,423,475                      X
MICHAEL KORS HLDGS LTD          SHS              G60754101    116,052  2,043,537                      X
MONSANTO CO NEW                 COM              61166W101    136,764  1,294,744                      X
MOSAIC CO NEW                   COM              61945C103    100,539  1,686,616                      X
NEW ORIENTAL ED & TECH GRP I    SPON ADR         647581107    113,699  6,316,623                      X
NEWS CORP                       CL A             65248E104     55,556  1,820,900                      X
NIELSEN HOLDINGS N V            COM              N63218106     73,586  2,054,316                      X
NORTHSTAR RLTY FIN CORP         COM              66704R100     81,806  8,629,279                      X
PANDORA MEDIA INC               COM              698354107     38,354  2,708,586                      X
PPG INDS INC                    COM              693506107    206,322  1,540,408                      X
PRECISION CASTPARTS CORP        COM              740189105    187,611    989,407                      X
PRICELINE COM INC               COM NEW          741503403     75,968    110,392                      X
PUMA BIOTECHNOLOGY INC          COM              74587V107     33,727  1,010,103                      X
QUALCOMM INC                    COM              747525103    153,656  2,295,431                      X
RALPH LAUREN CORP               CL A             751212101    144,514    853,547                      X
SENSATA TECHNOLOGIES HLDG BV    SHS              N7902X106    165,177  5,025,174                      X
SILVER BAY RLTY TR CORP         COM              82735Q102      7,113    343,631                      X
TETRAPHASE PHARMACEUTICALS INC  COM              88165N105      6,717    950,000                      X
TRANSDIGM GROUP INC             COM              893641100    182,596  1,194,059                      X
TWO HBRS INVT CORP              COM              90187B101     88,748  7,037,907                      X
ULTA SALON COSMETCS & FRAG I    COM              90384S303    140,684  1,730,643                      X
VMWARE INC                      CL A COM         928563402    112,269  1,423,294                      X
YANDEX N V                      SHS CLASS A      N97284108     51,421  2,222,171                      X
YOUKU TUDOU INC                 SPONSORED ADR    98742U100    136,688  8,150,747                      X